Loans to Third Parties (Details) - Schedule of long term debt maturities repayment	Dec. 31, 2020 USD ($)
Schedule of long term debt maturities repayment [Abstract]
2021	$ 4,660,536
2022	70,243,985
Total return payments (including principal and interest)	$ 74,904,521